Unaudited consolidated interim statements of comprehensive loss - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Unaudited consolidated interim statements of comprehensive loss
Revenue	€ 1,390	€ 7,301	€ 5,900	€ 15,307
Other income - net	717	240	1,127	524
Research and development expenses	(25,273)	(20,829)	(54,804)	(39,208)
General and administrative expenses	(6,276)	(8,374)	(13,126)	(15,419)
Operating loss	(29,442)	(21,662)	(60,903)	(38,796)
Finance income / (costs) - net	47	2,253	(472)	2,724
Loss before tax	(29,395)	(19,409)	(61,375)	(36,072)
Income taxes	0	0	(3)	(2)
Loss for the period	(29,395)	(19,409)	(61,378)	(36,074)
Items that will not be reclassified to profit or loss
Equity investments at fair value OCI - net change in fair value	0	(599)	0	(6,773)
Other comprehensive loss	0	(599)	0	(6,773)
Total comprehensive loss	€ (29,395)	€ (20,008)	€ (61,378)	€ (42,847)
Basic loss per share in € per share	€ (0.20)	€ (0.13)	€ (0.41)	€ (0.27)
Diluted loss per share in € per share	€ (0.20)	€ (0.13)	€ (0.41)	€ (0.27)
Weighted number of common shares outstanding	149,339,335	147,326,291	149,339,335	135,385,254